OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
OPTIONS.
Summary of the Company's outstanding options

	Number of	Wtd Avg.
	Shares	Exercise Price
None outstanding at December 31, 2011	—	—

Granted	2,820,000	0.25

Outstanding at December 31, 2012	2,820,000	0.25

Granted	1,850,000	$0.57
Exercised	184,750	0.25

Outstanding at December 31, 2013	4,485,250	$0.38

Summary of the Company's outstanding and exercisable options

	Number of Options	Wtd Avg. Exercise Price	Wtd Avg. Remaining Term	Intrinsic Value
Outstanding at December 31, 2013	4,485,250	$0.38	3.96	$99,070

Granted	4,327,100	0.43	5.17	—
Less Exercised	100,000	0.25	—	—

Outstanding at March 31, 2014	8,712,350	$0.41	4.31	$489,225

Outstanding and Exercisable Options

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$0.25	4,485,250	3.96	$1,716,313	$0.38	$99,070
	4,485,250		$1,716,313	$0.38	$99,070